Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Redemption Values and Activity of the Preferred Stock

The following table summarizes the redemption values and the activity of the preferred stock for the nine months ended September 30, 2012:

	Series A		Series B		Series C
	Shares	Amount	Shares	Amount	Shares	Amount
	(dollars in thousands)
Balance at December 31, 2011	12,124,650	$39,406	17,678,926	$57,456	19,766,821	$64,242
Accretion of dividends on preferred stock	0	16,368	0	23,867	0	26,685
Conversion to common stock	(12,124,650)	(55,774)	(17,678,926)	(81,323)	(19,766,821)	(90,927)

Balance at September 30, 2012	0	$0	0	$0	0	$0

The following table summarizes the redemption values and the activity of the preferred stock for 2009, 2010, and 2011:

	Series A		Series B		Series C
	Shares	Amount	Shares	Amount	Shares	Amount
	(dollars in thousands)
Balance at December 31, 2008	12,124,650	$7,687	17,678,926	$16,667	19,766,821	$27,307
Accretion of preferred stock	0	560	0	1,564	0	2,846

Balance at December 31, 2009	12,124,650	8,247	17,678,926	18,231	19,766,821	30,153
Accretion of preferred stock	0	7,394	0	4,575	0	2,846

Balance at December 31, 2010	12,124,650	$15,641	17,678,926	$22,806	19,766,821	$32,999
Accretion of preferred stock	0	23,765	0	34,650	0	31,243

Balance at December 31, 2011	12,124,650	$39,406	17,678,926	$57,456	19,766,821	$64,242

Schedule of Warrant Activity

The following table summarizes the warrant activity:

(i)	Standard common stock warrants:

	Warrants	Weighted average grant date value
Warrants outstanding, December 31, 2009	540,201	0.23
Granted	0
Canceled, expired or forfeited	(42,128)
Exercised	(101,507)

Warrants outstanding, December 31, 2010	396,566	$0.30
Granted	0
Canceled, expired or forfeited	0
Exercised	(81,020)

Warrants outstanding, December 31, 2011	315,546	$0.60

Schedule of Change In Fair Value of the Warrants

The following presents the change in fair value of the warrants during 2010 and 2011 (based on level 3 inputs (note 2(d)):

Estimated Fair Value
(in thousands)
December 31, 2009	$0
Issuance of warrants	76
Change in fair value of warrants	44

December 31, 2010	120
Change in fair value of warrants	264

December 31, 2011	$384